Related party transactions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Equity: Total		$ 1,362	$ 4,458
Issuance of units for Board of Directors' fees		189	189
Other and contribution from owner	[1]	632	426
Repayment of indemnifications received from Hoegh LNG		(1,534)	0	$ 0
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]	189	189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[3]	2,075	3,843
Repayment of indemnifications received from Hoegh LNG	[3]	$ (1,534)	$ 0

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Board of Directors’ fees: Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.